UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                               --------------

Check here if Amendment [ ];   Amendment Number: ___
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Elias Asset Management
           ----------------------
Address:   500 Essjay Rd.  Suite 220
           -------------------------
           Williamsville, NY  14221
           ------------------------

Form 13F File Number:    28-04969
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Brace
         --------------
Title:   Portfolio Manager
         -----------------
Phone:   716-633-3800
         -------------

Signature, Place, and Date of Signing:

                       WILLIAMSVILLE, NY              08/08/02
------------------     -----------------              --------
[Signature]              [City, State]                [Date]


Report Type          (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File NumberName

           28- 04969         __________-  [Repeat as necessary.]
           ---------

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:               0
                                             ---------
Form 13F Information Table Entry Total:         79
                                             ---------
Form 13F Information Table Value Total:        $248238
                                             ---------
                                            (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.       Form 13F File Number           Name

           ____      28-_________________           __________________________

           [Repeat as necessary.]

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                                                       Elias Asset Management
                                                              FORM 13F
                                                            June 30, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Alcoa Inc.                     COM              013817101     7361   222043  SH      Sole                   222043
American Express Co.           COM              025816109     8049   221627  SH      Sole                   221627
Amgen Inc.                     COM              031162100      265     6320  SH      Sole                     6320
Anadarko Petroleum Corp.       COM              032511107     9152   185638  SH      Sole                   185638
Automatic Data Processing      COM              053015103     9718   223135  SH      Sole                   223135
Cardinal Health Inc.           COM              14149Y108     9432   153583  SH      Sole                   153583
Cisco Systems Inc.             COM              17275R102     5478   392670  SH      Sole                   392670
Citigroup Inc.                 COM              172967101     7922   204441  SH      Sole                   204441
Clear Channel Communications   COM              184502102     5930   185201  SH      Sole                   185201
DuPont E.I.                    COM              263534109    10599   238722  SH      Sole                   238722
EMC Corp. Mass                 COM              268648102     3277   433981  SH      Sole                   433981
Emerson Electric Co.           COM              291011104     9907   185142  SH      Sole                   185142
Exxon Mobil Corp.              COM              30231G102    11967   292454  SH      Sole                   292454
General Electric Co.           COM              369604103     9459   325597  SH      Sole                   325597
Home Depot Inc.                COM              437076102     9206   250645  SH      Sole                   250645
Intel Corp.                    COM              458140100     6840   374358  SH      Sole                   374358
Johnson & Johnson              COM              478160104      299     5720  SH      Sole                     5720
Marsh & McLennan Cos.          COM              571748102     9974   103247  SH      Sole                   103247
Medtronic Inc.                 COM              585055106     9317   217423  SH      Sole                   217423
Merck and Co.                  COM              589331107      373     7375  SH      Sole                     7375
Merrill Lynch & Co.            COM              590188108     8125   200610  SH      Sole                   200610
Microsoft Inc.                 COM              594918104    10259   187554  SH      Sole                   187554
Nasdaq-100 (QQQ)               COM              631100104      219     8400  SH      Sole                     8400
PPG Industries Inc.            COM              693506107     7449   120335  SH      Sole                   120335
Pepsico Inc.                   COM              713448108     8998   186672  SH      Sole                   186672
Procter & Gamble               COM              742718109      268     3000  SH      Sole                     3000
Royal Dutch Petro-NY Shares    COM              780257804      265     4800  SH      Sole                     4800
S & P 500 Dep Receipt          COM              78462F103      327     3300  SH      Sole                     3300
SBC Communications Inc.        COM              78387G103      331    10863  SH      Sole                    10863
Texas Instruments Inc.         COM              882508104     8292   349859  SH      Sole                   349859
Transocean Inc.                COM              G90078109     7486   240309  SH      Sole                   240309
United Technologies Corp.      COM              913017109     8612   126835  SH      Sole                   126835
Verizon Communications         COM              92343v104      204     5087  SH      Sole                     5087
Walt Disney Co.                COM              254687106     7483   395933  SH      Sole                   395933
WorldCom Inc - Group           COM              98157D106      506   610053  SH      Sole                   610053
Brandywine Fund                                 10532D107      619 28142.9560SH      Sole               28142.9560
Eaton Vance Tax Managed Growth                  277919205      318 696.0450  SH      Sole                 696.0450
EuroPacific Growth Fund                         298706102     2796 107102.2080SH     Sole              107102.2080
Managers Special Equity Fund                    561717208     1700 26559.7410SH      Sole               26559.7410
Small Cap Value #58                             783925688     1851 107258.6940SH     Sole              107258.6940
First Mutual Fund                               892880105     1337 150056.5885SH     Sole              150056.5885
National Westminster Bank Ser                   638539700      214     8509  SH      Sole                     8509
Amgen Inc.                     COM              031162100     2014    48100  SH      Sole                    48100
BP PLC-Spons ADR               COM              055622104      401     7940  SH      Sole                     7940
BSB Bancorp Inc.               COM              055652101      268    10048  SH      Sole                    10048
Bank of New York               COM              064057102      361    10700  SH      Sole                    10700
Bankamerica Corp.              COM                             251     3562  SH      Sole                     3562
BellSouth Corp                 COM                             224     7122  SH      Sole                     7122
Bristol Myers Squibb           COM                             336    13082  SH      Sole                    13082
ChevronTexaco Corp.            COM              166764100      663     7488  SH      Sole                     7488
Colgate - Palmolive            COM              194162103      340     6800  SH      Sole                     6800
Colonial Bancgroup             COM              195493309      180    12000  SH      Sole                    12000
Community Bank Systems         COM              203607106     1467    45500  SH      Sole                    45500
Computer Task Group            COM              205477102      948   190750  SH      Sole                   190750
DuPont E.I.                    COM                             306     6896  SH      Sole                     6896
Employee Benefit Stock Fund    COM              DONTPRIC5     4275   242554  SH      Sole                   242554
Exxon Mobil Corp.              COM              30231G102     2695    65856  SH      Sole                    65856
General Electric Co.           COM              369604103     2503    86146  SH      Sole                    86146
Gillette Co.                   COM              375766102      801    23664  SH      Sole                    23664
Home Depot                     COM                             260     7071  SH      Sole                     7071
Intel Corp.                    COM                             194    10610  SH      Sole                    10610
International Business Machine COM                             374     5191  SH      Sole                     5191
Ishares Russell 2000 Growth    COM              464287648      200     4200  SH      Sole                     4200
Jefferson Pilot Corp.          COM              475070108      214     4555  SH      Sole                     4555
Johnson & Johnson              COM              478160104      361     6900  SH      Sole                     6900
Merck and Co.                  COM                             575    11350  SH      Sole                    11350
Microsoft Inc.                 COM              594918104      305     5572  SH      Sole                     5572
Pfizer Inc.                    COM              717081103      277     7921  SH      Sole                     7921
Procter & Gamble               COM                             214     2400  SH      Sole                     2400
Rand Capital Corp.             COM              DONTPRIC5       12    10000  SH      Sole                    10000
S & P Mid-Cap 400 Dep Rcpts (M COM              595635103     2127    23700  SH      Sole                    23700
SBC Communications             COM                             238     7803  SH      Sole                     7803
Safari Associates Inc.         COM              786363101        2    26500  SH      Sole                    26500
Trustco Bank Corp.             COM              898349105      440    33440  SH      Sole                    33440
Union Pacific                  COM              907818108      346     5460  SH      Sole                     5460
United Technologies Corp.      COM                             287     4225  SH      Sole                     4225
WM Wrigley Jr. Co.             COM              982526105      332     6000  SH      Sole                     6000
Walgreen Co.                   COM              931422109      309     8000  SH      Sole                     8000
Wyeth                          COM              983024100      954    18640  SH      Sole                    18640

REPORT SUMMARY                 79 DATA RECORDS              248238            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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